Accounting Standards Update ("ASU")	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Accounting Standards Update ("ASU")
3.	Accounting Standards Updates (“ASU”)
Accounting Standards Recently Adopted
In August 2018, the FASB issued ASU
No. 2018-15,
“
Intangibles—Goodwill and
Other—Internal-Use
Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.
” The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software. The update requires an entity to determine which implementation costs to capitalize as an asset related to the service contract and subsequently expense over the term of the hosting arrangement, versus which costs to expense as activities are performed. In addition, the update provides specific guidance regarding the income statement, cash flow statement, and balance sheet presentation of amounts recognized for, payments of, and prepayments attributable to capitalized implementation costs, respectively. This ASU can be applied on a prospective or retrospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2020, and for interim periods beginning after December 15, 2021. The update also permits early adoption, including adoption in any interim period. The Company adopted the guidance on January 1, 2021. Adoption of the standard did not have a material impact to the consolidated financial statements.
Accounting Standards Recently Issued But Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02
“
Leases
”
.
The
amendments in this update require the recognition of lease assets and lease liabilities on the balance sheet, as well as certain qualitative disclosures regarding leasing arrangements. The guidance requires the use of the modified retrospective method, with the cumulative effect of initially applying these updates recognized at the date of initial application. The guidance is effective for public business entities for annual periods, including interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022, with early adoption permitted. The Company is currently in the planning stage and will adopt the guidance for the fiscal year beginning on January 1, 2022. The Company expects the adoption of the standard to have a material impact to the unaudited condensed consolidated balance sheets, since the Company will be required to report operating leases in the unaudited condensed consolidated balance sheets for the first time. The Company is in the early stages of its adoption efforts and cannot yet reasonably estimate the impact to the consolidated financial statements.
In June 2016, the FASB issued ASU
No. 2016-13,
“
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
”. The amendments in this update are primarily for entities holding financial assets and net investment leases measured under an incurred loss impairment methodology. A new methodology must be adopted to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates, which would include losses on trade accounts receivable. This ASU requires modified retrospective application. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods therein. The Company is currently in the planning stage and will adopt the guidance on January 1, 2023. The Company has not yet determined the potential impact, if any, that this guidance will have on its consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740):
“
Simplifying the Accounting for Income Taxes
”. The amendments in this update are intended to simplify various aspects related to accounting for income taxes. This ASU removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This ASU can be applied on a retrospective, modified retrospective or prospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2020, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. Early adoption is also permitted. The Company is currently in the planning stage and will adopt the guidance for the fiscal year beginning on January 1, 2022. The Company has not yet determined the potential impact, if any, that this guidance will have on its consolidated financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
“
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)—Accounting
For Convertible Instruments and Contracts in an Entity’s Own Equity
”. The amendments in this update address issues identified as a result of the complexity associated with applying GAAP to certain financial instruments with characteristics of liabilities and equity. This ASU can be applied on a prospective basis. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2021, including interim periods therein, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Company is currently in the planning stage and expects to adopt the guidance on January 1, 2024. The Company has not yet determined the potential impact, if any, that adoption will have on its consolidated financial statements.
In May 2021, the FASB issued ASU
2021-04,
“
Earnings per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic
470-50),
Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40)
”
,
which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified upon modification or exchange. This ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. Early adoption is permitted for all entities, including adoption in an interim period. The Company plans to adopt this guidance as of January 1, 2022 and is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.

3.	Accounting Standards Updates (“ASU”)
Accounting Standards Recently Adopted
In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU
2014-09.
This update supersedes the revenue recognition requirements in Topic 605, “
Revenue Recognition” (“ASC 605”)
, by creating a new ASC 606. The guidance in this update affects most entities that either enter into contracts with customers to transfer goods or services or enter into contracts for the trade of nonfinancial assets. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additionally, various updates have been issued to clarify the guidance in ASC 606. The Company adopted the standard on January 1, 2020 on a modified retrospective basis with the cumulative effect of initially applying these updates recognized at the date of initial application. Refer to Note 4 for the cumulative effect of the initial application, which the Company recognized as an adjustment to accumulated deficit at January 1, 2020.
In January 2017, the FASB issued ASU
2017-04,
“
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.
” This update eliminated Step 2 of the current goodwill impairment test, which previously required a hypothetical purchase price allocation to measure goodwill impairment. Under the new guidance, a goodwill impairment loss is measured at the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the recorded amount of goodwill. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods therein. Early adoption is also permitted, and the Company adopted the amendment on January 1, 2019. The adoption of this ASU did not have a material impact on the Company’s consolidated financial position, results of operations and cash flows.
Accounting Standards Recently Issued But Not Yet Adopted
The Company is an “emerging growth Company” (“EGC”) as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) to not opt out of the extended transition period as provided by the JOBS Act. As such, when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is not an emerging growth company, and which has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.
In February 2016, the FASB issued ASU
2016-02,
“Leases”
the
amendments in this update require the recognition of lease assets and lease liabilities on the balance sheet, as well as certain qualitative disclosures regarding leasing arrangements. The guidance requires the use of the modified retrospective method, with the cumulative effect of initially applying these updates recognized at the date of initial application. The guidance is effective for public business entities for annual periods, including interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022, with early adoption is permitted. The Company is currently in the planning stage and will adopt the guidance on January 1, 2022. The Company expects the adoption of the standard to have a material impact on the consolidated balance sheet, since the Company will be required to report operating leases on the consolidated balance sheets for the first time, however at this time the Company has yet to begin its adoption efforts and cannot reasonably estimate the impact to its consolidated financial statements.
In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”
. The amendments in this update are primarily for entities holding financial assets and net investment leases measured under an incurred loss impairment methodology. New methodology must be adopted to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates, which may include trade accounts receivable. This ASU requires modified retrospective application. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods therein. The Company is currently in the planning stage and will adopt the guidance on January 1, 2023. The Company has not yet determined the potential impact, if any, to its consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-15,
“Intangibles—Goodwill and
Other—Internal-Use
Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.”
The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with those incurred to develop or obtain internal-use
software. The update requires the entity to determine which implementation costs to capitalize and expense over the term of the hosting arrangement. This ASU can be applied on a prospective or retrospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2020, and for interim periods beginning after December 15, 2021. The Company is currently in the planning stage and will adopt the guidance on January 1, 2021. The Company has not yet determined the potential impact, if any, to its consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (“ASU
2019-12”
). The amendments in this update are intended to simplify various aspects related to accounting for income taxes. This ASU removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This ASU can be applied on a retrospective, modified retrospective or prospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2020, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. Early adoption is also permitted. The Company is currently in the planning stage and will adopt the guidance on January 1, 2022. The Company has not yet determined the potential impact, if any, to its consolidated financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)—
Accounting For Convertible Instruments and Contracts in an Entity’s Own Equity”
. The amendment in this update addresses issues identified as a result of the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. This ASU can be applied on a prospective basis. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2021, including interim periods therein, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Company is currently in the planning stage and will adopt the guidance on January 1, 2024. The Company has not yet determined the potential impact, if any, to its consolidated financial statements.